Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net Income	$ 12,773,891	$ 7,050,604	$ 7,794,487
Other Comprehensive Income:
Reclassification Adjustment for Gains Included in Net Income, Net of Taxes of $333,167 and $204,763 at December 31, 2020 and 2019, Respectively	0	(999,499)	(614,290)
OCI, Debt Securities, Available-for-Sale, Transfer from Held-to-Maturity, Gain (Loss), before Adjustment, Tax	(32)	(7,099)	(8,053)
Unrealized Holding (Losses) Gains on Securities Available For Sale, Net of Taxes of $(2,525,307); $3,075,693 and $1,675,405 at December 31, 2021, 2020 and 2019, Respectively	7,725,746	(9,494,218)	(5,133,884)
Amortization of Unrealized Gains on AFS Securities Transferred to HTM	(97)	(21,296)	(24,158)
Other Comprehensive Income (Loss), Net of Tax	(7,725,843)	8,473,423	4,495,436
Comprehensive Income	$ 5,048,048	$ 15,524,027	$ 12,289,923